Goodwill and intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
As part of the preparation of the Barclays Bank Group’s financial statements for the year ended 31 December 2025, an impairment review of its goodwill and intangible asset balances was performed. The outcome of this review is disclosed on pages 360-361 of the Barclays Bank PLC Annual Report 2025. No impairment was recognised as a result of the review as value in use exceeded carrying amount. A review of the Barclays Bank Group's goodwill and intangible assets as at 30 June
2026 did not identify any factors indicating impairment.
On 1 May 2026, Barclays completed the acquisition of Best Egg, resulting in a £0.1bn increase in intangible assets and the recognition of £0.4bn of goodwill. As at 30 June 2026, management has not identified any indicators of impairment in respect of the goodwill arising on acquisition.